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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.6%
		Bermuda: 1.5%
1,473,134		Tyco Electronics Ltd.	$20,859,577
1,300,000	L	XL Capital, Ltd.	3,770,000
			24,629,577
		Brazil: 2.3%
1,397,371		Centrais Eletricas Brasileiras SA ADR - Class A	15,622,608
3,542,186	L	Contax Participacoes SA ADR	2,975,436
775,054	L	Tele Norte Leste Participacoes SA ADR	9,533,164
34,858		Telemig Celular Participation SA ADR	1,122,428
220,358	L	Tim Participacoes SA ADR	3,100,437
298,261	L	Vivo Participacoes SA ADR	4,229,341
			36,583,414
		Canada: 1.5%
105,600		Barrick Gold Corp.	3,958,944
1,668,900		Bombardier, Inc. - Class B	5,171,719
122,000		EnCana Corp.	5,429,187
350,700	L	GoldCorp, Inc.	10,370,199
			24,930,049
		China: 1.1%
14,258,000	L	Huaneng Power International, Inc.	10,220,170
107,200	L	PetroChina Co., Ltd. ADR	7,908,144
			18,128,314
		France: 10.5%
585,542	L	Air France-KLM	5,600,660
12,675,820	@	Alcatel SA	24,884,556
462,181	L	AXA SA ADR	7,441,114
943,560		Carrefour SA	32,174,945
1,356,000		Credit Agricole SA	16,414,701
964,662		France Telecom SA	21,617,053
6,179,328		Natixis	9,600,519
748,583		Sanofi-Aventis	42,102,555
221,704		Total SA	11,048,454
			170,884,557
		Germany: 3.9%
394,000		Deutsche Post AG	4,926,294
3,028,819		Deutsche Telekom AG	36,781,790
336,260		E.ON AG	10,904,168
389,300	L	Hypo Real Estate Holding AG	628,138
3,113,300	@, L	Infineon Technologies AG	2,774,688
122,945		Siemens AG	6,926,390
			62,941,468
		Hong Kong: 1.7%
1,902,000		Henderson Land Development Co., Ltd.	7,265,324
3,779,000		Hongkong Land Holdings Ltd.	7,922,379
1,853,000		Swire Pacific Ltd.	11,966,539
			27,154,242
		India: 0.5%
412,321	L	ICICI Bank Ltd. ADR	6,795,050
173,749		Maruti Udyog Ltd.	1,990,646
			8,785,696
		Italy: 6.1%
507,983		ENI S.p.A.	10,744,433
10,135,782		Intesa Sanpaolo S.p.A.	31,943,384
9,779,185		Telecom Italia S.p.A.	12,016,198
35,875,700		Telecom Italia S.p.A. RNC	34,592,827
3,187,739		Terna S.p.A	9,684,345
			98,981,187
		Japan: 30.1%
2,488,400	L	Aiful Corp.	5,390,168
701,000		Akita Bank Ltd.	2,935,290
374,000		Astellas Pharma, Inc.	14,160,528

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
404,200	L	Canon, Inc. ADR	$10,897,232
1,621,000		Dai Nippon Printing Co., Ltd.	15,825,497
1,039,736		Daiichi Sankyo Co., Ltd.	23,346,069
1,423,000		Daiwa Securities Group, Inc.	7,858,086
44,900		East Japan Railway Co.	3,044,609
908,900		Fuji Photo Film Co., Ltd.	19,871,543
4,468,700		Hitachi Ltd.	13,630,680
6,183,300		Mitsubishi UFJ Financial Group, Inc.	34,300,758
951,600		Mitsui Sumitomo Insurance Group Holdings, Inc.	24,665,401
4,006,000		Mitsui Trust Holdings, Inc.	15,758,077
16,974,000		Mizuho Financial Group, Inc.	42,015,201
8,200,000		NEC Corp.	21,863,350
1,064,000		Nippon Express Co., Ltd.	3,808,441
848,400		Nippon Telegraph & Telephone Corp.	41,089,720
536,700		Ono Pharmaceutical Co., Ltd.	28,301,182
475,700		Rohm Co., Ltd.	23,625,859
435,500		Seven & I Holdings Co., Ltd.	11,613,412
872,700		Sony Corp.	17,008,169
517,100		Sumitomo Corp.	4,679,485
886,900		Sumitomo Mitsui Financial Group, Inc.	35,149,029
270,000		Taisho Pharmaceutical Co., Ltd.	5,511,347
874,700		Takefuji Corp.	6,177,052
481,900		TDK Corp.	18,094,169
772,400		Tokio Marine Holdings, Inc.	20,458,519
189,800		Tokyo Electron Ltd.	6,957,000
271,200		Toyota Motor Corp.	8,724,007
26,200	L	Toyota Motor Corp. ADR	1,663,962
			488,423,842
		Luxembourg: 0.6%
414,500	L	ArcelorMittal	9,355,265
			9,355,265
		Mexico: 1.4%
1,004,165	L	Telefonos de Mexico SA de CV ADR	17,783,762
445,420		Telmex Internacional SAB de CV ADR	4,235,944
			22,019,706
		Netherlands: 7.9%
4,455,347		Aegon NV	23,300,368
600,500		Akzo Nobel NV	21,438,559
1,675,212		Koninklijke Ahold NV	20,086,693
753,903		Royal KPN NV	10,034,805
846,179		SNS Reaal	3,692,284
1,672,878		Unilever NV	36,875,649
745,832		Wolters Kluwer NV	13,407,151
			128,835,509
		New Zealand: 0.7%
8,433,072		Telecom Corp. of New Zealand Ltd.	11,324,387
			11,324,387
		Portugal: 1.4%
2,793,776		Portugal Telecom SGPS SA	22,558,647
			22,558,647
		Russia: 0.1%
148,900		OAO Gazprom ADR	1,922,000
			1,922,000
		Singapore: 0.5%
1,144,000		United Overseas Bank Ltd.	8,877,648
			8,877,648
		South Korea: 2.9%
594,910	@	Korea Electric Power Corp.	12,021,971
1,028,510	@, L	KT Corp. ADR	14,532,846
14,200		Samsung Electronics Co., Ltd.	4,937,338
104,285		SK Telecom Co., Ltd.	15,560,841
			47,052,996
		Spain: 0.9%
795,902		Telefonica SA	14,110,343
			14,110,343
		Sweden: 2.2%
4,486,260		Telefonaktiebolaget LM Ericsson	35,300,967
			35,300,967

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Switzerland: 5.2%
146,000		Adecco SA	$4,901,371
199,900		Julius Baer Holding AG - Reg	5,928,122
4,576,400		STMicroelectronics NV	23,637,565
471,310		Swiss Reinsurance	12,504,315
63,400		Swisscom AG	19,926,523
732,000	@	UBS AG - Reg	9,179,505
43,003		Zurich Financial Services AG	7,753,947
			83,831,348
		Taiwan: 1.0%
2,657,000		HON HAI Precision Industry Co., Ltd.	4,678,842
56,300,059		United Microelectronics Corp.	12,018,342
			16,697,184
		United Kingdom: 13.6%
967,090		AstraZeneca PLC	37,266,066
3,284,691		Barclays PLC	4,832,424
250,387		BP PLC ADR	10,633,936
2,329,100		British Sky Broadcasting PLC	16,658,114
1,084,664		Cadbury PLC	8,706,522
173,700		Diageo PLC ADR	9,438,858
1,821,580		GlaxoSmithKline PLC	32,127,081
1,846,160		HSBC Holdings PLC	14,323,873
31,806,626		ITV PLC	12,605,434
7,224,900		Kingfisher PLC	14,459,705
7,008,351		Marks & Spencer Group PLC	23,305,652
81,560		Rio Tinto PLC	1,752,706
16,436,349		Royal Bank of Scotland Group PLC	5,174,601
5,368,831		WM Morrison Supermarkets PLC	20,971,298
1,568,600		WPP PLC	8,824,125
			221,080,395
		Total Common Stock
		(Cost $2,654,325,658)	1,584,408,741
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		France: 0.3%
37,976		Unibail	5,091,164
		Total Real Estate Investment Trusts
		(Cost $5,249,930)	5,091,164
EXCHANGE-TRADED FUNDS: 0.7%
		Developed Markets: 0.7%
294,000	L	iShares MSCI EAFE Index Fund	11,377,800
		Total Exchange-Traded Funds
		(Cost $12,701,512)	11,377,800
		Total Long-Term Investments
		(Cost $2,672,277,100)	1,600,877,705
SHORT-TERM INVESTMENTS: 7.5%
		Affiliated Mutual Fund: 2.5%
40,863,838		ING Institutional Prime Money Market Fund - Class I	40,863,838
		Total Mutual Fund
		(Cost $40,863,838)	40,863,838

Principal Amount			Value
		Securities Lending Collateral(cc): 5.0%
$80,683,120		Bank of New York Mellon Corp. Institutional Cash Reserves	$80,446,683
		Total Securities Lending Collateral
		(Cost $80,687,141)	80,446,683
		Total Short-Term Investments
		(Cost $121,550,979)	121,310,521

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc) (continued)
		Total Investments in Securities
		(Cost $2,793,828,079)*	106.1%	$1,722,188,226
		Other Assets and Liabilities - Net	(6.1)	(99,746,650)
		Net Assets	100.0%	$1,622,441,576

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2009.
	*	Cost for federal income tax purposes is $2,857,440,592.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$81,205,442
		Gross Unrealized Depreciation		(1,216,457,808)
		Net Unrealized Depreciation		$(1,135,252,366)

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Airlines	0.3%
Auto Manufacturers	0.8
Banks	14.7
Beverages	0.6
Chemicals	1.3
Commercial Services	1.5
Computers	1.1
Distribution/Wholesale	0.3
Diversified	0.3
Diversified Financial Services	1.8
Electric	3.6
Electrical Components & Equipment	0.8
Electronics	2.9
Food	7.3
Holding Companies - Diversified	0.7
Home Furnishings	1.0
Insurance	6.2
Iron/Steel	0.6
Media	3.2
Mining	1.0
Miscellaneous Manufacturing	2.0
Office/Business Equipment	0.7
Oil & Gas	2.9
Pharmaceuticals	11.3
Real Estate	0.9
Retail	3.0
Semiconductors	4.6
Telecommunications	21.8
Transportation	0.7
Other Long-Term Investments	0.7
Short-Term Investments	7.5
Other Assets and Liabilities - Net	(6.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	236,558,324	$—
Level 2- Other Significant Observable Inputs	1,485,629,902	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,722,188,226	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 1, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 1, 2009